Long-term debt - Syndicated Credit Facility and Others (Details) € in Thousands	Jul. 11, 2025 EUR (€)	Apr. 10, 2025 EUR (€)	Apr. 01, 2025 EUR (€) tranche	Jul. 01, 2027 EUR (€)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Debt issuance program
Long-term debt
Notional amount			€ 10,000,000
Bonds issued in April 2025
Long-term debt
Number of tranches | tranche			2
Issuance of bonds			€ 1,100,000
Bonds issued in April 2025, 600 million EUR
Long-term debt
Issuance of bonds			€ 600,000
Interest rate (as a percent)			3.125%
Bonds issued in April 2025, 500 million EUR
Long-term debt
Issuance of bonds			€ 500,000
Interest rate (as a percent)			3.75%
Bonds due May and December 2026
Long-term debt
Redemption of bonds		€ 300,000
Bonds due May 29, 2026
Long-term debt
Interest rate (as a percent)		1.00%
Bonds due November 30, 2026
Long-term debt
Interest rate (as a percent)		0.625%
Bonds due July 11, 2025
Long-term debt
Redemption of bonds	€ 500,000
Syndicated Credit Facility
Long-term debt
Maximum amount available				€ 1,959,184	€ 2,000,000	€ 2,000,000